Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 11.3	$ 12.5	$ 14.4
Sohu [Member] | Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment			1.5
Changyou [Member] | Content and game licenses intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment		1.7	2.7
Intangible assets impairment losses		$ 0.1	$ 0.8
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of revenues	Cost of revenues
Prepaid and other current assets impairment losses	$ 2.0	$ 1.6	$ 1.9